Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Revenue
Total revenue	$ 85,821,000	$ 56,157,000	$ 46,969,000
Cost of goods sold
Total cost of goods sold	(86,161,000)	(58,061,000)	(47,943,000)
Selling, general and administration expense	(74,323,000)	(31,624,000)	(23,615,000)
Product development expense	(14,031,000)	(10,521,000)	(9,548,000)
Foreign exchange gain/(loss)	(4,208,000)	(1,436,000)	(231,000)
Total operating costs and expenses	(92,562,000)	(43,581,000)	(33,394,000)
Loss from operations	(92,902,000)	(45,485,000)	(34,368,000)
Other income (expense), net:
Finance costs	(18,136,000)	(8,795,000)	(1,509,000)
Transaction and offering related fees	(6,783,000)	(4,794,000)	0
Fair value movements - derivatives and warrants	(9,782,000)	(5,947,000)	0
Other income	61,000	1,940,000	1,433,000
Total other expenses and other income	(34,640,000)	(17,596,000)	(76,000)
(Loss) before income taxes	(127,542,000)	(63,081,000)	(34,444,000)
Income tax expense	(20,000)	(11,000)	0
Net (loss)	(127,562,000)	(63,092,000)	(34,444,000)
Net (loss) per common share
Net (loss) per common share attributable to common shareholders	$ (127,562,000)	$ (63,091,853)	$ (34,444,303)
Basic – common shares	$ (1.01)	$ (0.58)	$ (0.33)
Diluted – common shares	$ (1.01)	$ (0.58)	$ (0.33)
Weighted average shares outstanding
Basic – common shares	126,814,171	99,915,563	97,565,239
Diluted – common shares	126,814,171	99,915,563	97,565,239
Comprehensive Loss
Net (loss)	$ (127,562,000)	$ (63,092,000)	$ (34,444,000)
Other comprehensive (loss) (net of tax)
Change in foreign currency translation adjustment	7,336,000	(136,000)	(600,000)
Total other comprehensive (loss) (net of tax)	7,336,000	(136,000)	(600,000)
Total comprehensive (loss)	(120,226,000)	(63,228,000)	(35,044,000)
Service and Maintenance Revenue External Parties [Member]
Revenue
Total revenue	4,989,000	2,594,000	5,489,000
Service and Maintenance Revenue Related Parties [Member]
Revenue
Total revenue	0	1,000	2,000
Hardware Revenue External Parties [Member]
Revenue
Total revenue	69,243,000	32,299,000	34,095,000
Hardware Revenue Related Parties [Member]
Revenue
Total revenue	11,589,000	21,263,000	7,383,000
Service And Maintenance [Member]
Cost of goods sold
Total cost of goods sold	(3,778,000)	(2,873,000)	(2,138,000)
Hardware [Member]
Cost of goods sold
Total cost of goods sold	$ (82,383,000)	$ (55,188,000)	$ (45,805,000)
Legacy Tritium Class C Shares [Member]
Net (loss) per common share
Basic – common shares	$ 0	$ (0.58)	$ (0.33)
Diluted – common shares	$ 0	$ (0.58)	$ (0.33)
Weighted average shares outstanding
Basic – common shares		8,047,417	8,047,417
Diluted – common shares		8,047,417	8,047,417